Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2013
Changes in Carrying Amount of Goodwill

The changes in the carrying amount of goodwill are as follows:

Balance at December 31, 2011	$319,440
Acquired goodwill	77,829
Foreign currency translation adjustment	(7)

Balance at December 31, 2012	397,262
Foreign currency translation adjustment	(4,652)

Balance at December 31, 2013	$392,610

Indefinite Lived Intangible Assets-Trade Names, Trademarks And Distribution Rights

Other intangible assets are comprised of the following:

December 31,	Estimated Useful Lives	2013	2012
Indefinite lived intangible assets - Trade names, trademarks and distribution rights		$138,599	$144,683
Finite lived intangible assets:
Customer relationships	10-15 years	80,865	84,410
Trade name	10 years	1,150	1,150
Non-compete agreements	7 years	369	369
Accumulated amortization		(17,140)	(11,111)

Finite lived intangible assets, net		65,244	74,818

		$203,843	$219,501

Finite lived intangible assets

Other intangible assets are comprised of the following:

December 31,	Estimated Useful Lives	2013	2012
Indefinite lived intangible assets - Trade names, trademarks and distribution rights		$138,599	$144,683
Finite lived intangible assets:
Customer relationships	10-15 years	80,865	84,410
Trade name	10 years	1,150	1,150
Non-compete agreements	7 years	369	369
Accumulated amortization		(17,140)	(11,111)

Finite lived intangible assets, net		65,244	74,818

		$203,843	$219,501